Equity-based compensation (Details) - shares shares in Millions	6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022
Share-Based Payment Arrangements [Abstract]
Unvested (in shares)	4.8	5.6
Granted (in shares)	2.2	1.8
Vested (in shares)	(1.8)	(2.1)
Forfeited (in shares)	(0.1)	(0.1)
Unvested (in shares)	5.1	5.2